Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2017
Recoverable taxes
Schedule of recoverable taxes
	December 31, 2017	December 31, 2016
Value-added tax	887	724
Brazilian federal contributions	880	1,599
Others	43	29

Total	1,810	2,352

Current	1,172	1,625
Non-current	638	727

Total	1,810	2,352